Fair Value of Financial Instruments - Schedule of Financial Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liabilities	$ 20,336	$ 19,098	$ 0
Notes payable to sellers	1,000	1,000	1,827
Fair Value, Recurring
Liabilities:
Warrant liabilities	20,336	19,098	0
Notes payable to sellers	1,000	1,000	1,257
Total	21,336	20,098	1,257
Level 1 | Fair Value, Recurring
Liabilities:
Warrant liabilities	0	0	0
Notes payable to sellers	0	0	0
Total	0	0	0
Level 2 | Fair Value, Recurring
Liabilities:
Warrant liabilities	0	0	0
Notes payable to sellers	0	0	0
Total	0	0	0
Level 3 | Fair Value, Recurring
Liabilities:
Warrant liabilities	20,336	19,098	0
Notes payable to sellers	1,000	1,000	1,257
Total	$ 21,336	$ 20,098	$ 1,257